AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 94.2%
Long-Term Municipal Bonds – 94.0%
Minnesota – 94.0%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014A 5.00%, 02/01/2034	$1,695	$1,936,944
Central Minnesota Municipal Power Agency Series 2012 5.00%, 01/01/2032	2,200	2,333,408
City of Center City MN (Hazelden Betty Ford Foundation) 4.00%, 11/01/2041	850	933,419
Series 2014 5.00%, 11/01/2029-11/01/2044	800	878,076
City of Duluth MN Series 2016A 5.00%, 02/01/2034	1,000	1,210,410
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,167,350
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/2033	1,000	1,160,390
Series 2018A 5.00%, 11/15/2036	2,000	2,466,580
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/2030	1,000	1,014,460
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/2028	1,355	1,690,390
NATL 0.12%, 08/01/2028(a)	575	558,469
City of Rochester MN (Mayo Clinic) Series 2016B 5.00%, 11/15/2036	60	88,012
Series 2018 4.00%, 11/15/2048	1,000	1,123,530
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 05/01/2030	95	95,293
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014G 5.00%, 11/01/2030-11/01/2032	2,900	3,405,889
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	395	413,277

	Principal Amount (000)	U.S. $ Value
Cloquet Independent School District No. 94 Series 2015B 5.00%, 02/01/2031	$2,200	$2,625,568
County of Hennepin MN Series 2019B 5.00%, 12/15/2035	1,575	2,056,761
Duluth Economic Development Authority (Essentia Health Obligated Group) 4.25%, 02/15/2043	500	548,335
Series 2018A 5.00%, 02/15/2048	1,000	1,150,350
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	741,966
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 07/01/2032	1,000	1,149,110
Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/2025	420	462,181
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,746,100
Minneapolis-St. Paul Metropolitan Airports Commission Series 2012B 5.00%, 01/01/2029	1,250	1,316,175
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) 4.00%, 12/01/2040	750	784,567
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017B 5.00%, 10/01/2036	500	539,680
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	1,100	1,239,854
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/2032	1,000	1,171,040
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017A 4.00%, 10/01/2034	800	894,288
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019A 4.00%, 08/01/2031	50	61,620
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	876,502
New Prague Independent School District No. 721 Series 2015A 4.00%, 02/01/2032	1,000	1,117,950

	Principal Amount (000)	U.S. $ Value
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019A 3.00%, 02/01/2038	$1,000	$1,089,820
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,371,348
Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 01/01/2047	2,000	2,415,880
St. Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/2029	2,445	2,454,022
State of Minnesota Series 2019A 5.00%, 08/01/2037	1,000	1,311,030
University of Minnesota Series 2014B 4.00%, 01/01/2032	2,000	2,189,340
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,733,460

Total Long-Term Municipal Bonds (cost $49,915,910)		53,522,844

Short-Term Municipal Notes – 0.2%
Minnesota – 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2009B 0.22%, 11/15/2035(b)	100	100,000

Total Municipal Obligations (cost $50,015,910)		53,622,844

	Shares

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.08%(c) (d) (e) (cost $2,698,235)	2,698,235	2,698,235

U.S. $ Value

Total Investments – 98.9% (cost $52,714,145)(f)	$56,321,079
Other assets less liabilities – 1.1%	637,714

Net Assets – 100.0%	$56,958,793

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	$69,253	$—	$69,253
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	96,902	—	96,902
USD	400	01/15/2030	1.587%	CPI#	Maturity	12,254	—	12,254
USD	400	01/15/2030	1.572%	CPI#	Maturity	12,916	—	12,916
USD	195	01/15/2030	1.731%	CPI#	Maturity	2,854	—	2,854
USD	195	01/15/2030	1.714%	CPI#	Maturity	3,224	—	3,224

						$197,403	$—	$197,403

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	169	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$8,092	$—	$8,092
USD	381	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	19,229	—	19,229
USD	19,870	11/12/2039	3 Month LIBOR	3.320%	Quarterly/ Semi-Annual	8,522,232	—	8,522,232
USD	390	11/12/2039	3 Month LIBOR	3.342%	Quarterly/ Semi-Annual	168,853	—	168,853
USD	11,985	11/01/2049	3.137%	3 Month LIBOR	Semi-Annual/ Quarterly	(6,601,803)	—	(6,601,803)

						$2,116,603	$—	$2,116,603

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,799	09/20/2020	2.263%	CPI#	Maturity	$(34,737)	$—	$(34,737)
Barclays Bank PLC	USD	1,743	10/15/2020	2.208%	CPI#	Maturity	(28,627)	—	(28,627)
Barclays Bank PLC	USD	921	10/15/2020	2.210%	CPI#	Maturity	(15,173)	—	(15,173)
Citibank, NA	USD	1,270	10/17/2020	2.220%	CPI#	Maturity	(21,113)	—	(21,113)

							$(99,650)	$—	$(99,650)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.120%	SIFMA	*	Quarterly	$(46,479)	$—	$(46,479)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	(46,900)	—	(46,900)

								$(93,379)	$—	$(93,379)

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)  An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2020 and the aggregate market value of this security amounted to $558,469 or 0.98% of net assets.

(b)  Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c) Affiliated investments.
(d) The rate shown represents the 7-day yield as of period end.
(e) To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f) As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,588,219 and gross unrealized depreciation of investments was $(6,860,308), resulting in net unrealized appreciation of $5,727,911.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.0% and 0.0%, respectively.

Glossary:
COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rate
NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$53,522,844	$—	$53,522,844
Short-Term Municipal Notes	—	100,000	—	100,000
Short-Term Investments	2,698,235	—	—	2,698,235
Total Investments in Securities	2,698,235	53,622,844	—	56,321,079
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	197,403	—	197,403
Centrally Cleared Interest Rate Swaps	—	8,718,406	—	8,718,406
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(6,601,803)	—	(6,601,803)
Inflation (CPI) Swaps	—	(99,650)	—	(99,650)
Interest Rate Swaps	—	(93,379)	—	(93,379)

Total	$2,698,235	$55,743,821	$—	$58,442,056

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,001	$2,806	$3,109	$2,698	$1